Commitments and contingencies (Details) $ in Thousands				3 Months Ended				9 Months Ended
	Apr. 08, 2020 USD ($)	Apr. 07, 2020 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2020 USD ($) claim	Dec. 31, 2019 USD ($)	Sep. 30, 2019 claim	Mar. 31, 2019 USD ($)	Sep. 30, 2020 USD ($) claim	Sep. 30, 2019 claim
Contractual Obligation				$ 600				$ 600
Settlement of boil-off claim		$ 8,600
Income tax examination, year under examination								5 years
Unrecognized tax benefits for uncertain tax positions				$ 2,572	$ 2,283			$ 2,572
Exposure to property tax and penalties								$ 3,000
Annual Property Tax Payable					$ 500
Indemnification claims filed or received | claim				0		0		0	0
Corporate Joint Venture [Member]
Loss Contingency, Liability associated with the Boil of Claim			$ 23,700	$ 23,700				$ 23,700
Settlement of boil-off claim		17,200
Remaining settlement due		$ 6,500
Hoegh LNG [Member]
Reduction of loan	$ 8,600
Insurance Recoveries							$ 60
Hoegh LNG [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest		50.00%
Insurance Recoveries							$ 60
Indemnification claims filed or received | claim				0		0		0	0
Hoegh LNG [Member] | Corporate Joint Venture [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			50.00%					50.00%
Loss Contingency Accrual			$ 11,900	$ 11,900				$ 11,900